PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
PREPAID EXPENSES AND OTHER RECEIVABLES
Advances to suppliers	$ 2,426	$ 1,049
Discount from service provider	537	230
Prepaid expenses	130	120
Government institutions	197	163
Total prepaid expenses and other receivables	$ 3,290	$ 1,562	[1]

[1]	*Reclassified to conform to the current year presentation.